Fair Value of Financial Instruments measured on a Non-Recurring Basis (Table) (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents	$ 79,160	$ 40,594
Restricted cash	5,976	763
Accounts receivable	4,047	8,151
Accounts payable	7,117	10,605
Ship mortgage notes and premium	476,246	400,554
Other long-term debt	419,995	484,529
Loan payable to affiliate company	45,312
Due from related parties, long-term	13,789	14,658
Assets held for sale	0	77,831
Liabilities associated with assets held for sale	0	34,071
Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents	79,160	40,594
Restricted cash	5,976	763
Accounts receivable	4,047	8,151
Accounts payable	7,117	10,605
Ship mortgage notes and premium	476,246	400,554
Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other long-term debt	419,995	484,529
Loan payable to affiliate company	45,312
Due from related parties, long-term	$ 13,789	14,658
Assets held for sale		77,831
Liabilities associated with assets held for sale		$ 34,071